CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME
Net (loss) / income	$ 1,058	$ (59,602)	$ (9,548)
Other comprehensive income / (loss):
Foreign currency translation adjustment, net of nil income taxes	(512)	(733)	380
Total comprehensive (loss) / income	546	(60,335)	(9,168)
Less: comprehensive (loss) / income attributable to non-controlling interests	59	(1)
Comprehensive (loss) / income attributable to LightInTheBox Holding Co., Ltd.	$ 487	$ (60,334)	$ (9,168)